DETAILS OF CASH FLOWS - Items not involving current cash flows (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
DETAILS OF CASH FLOWS
Straight-line rent amortization	$ (10,596)	$ (8,889)
Tenant incentive amortization	4,149	5,105
Unit-based compensation (recovery) expense	(167)	12,442
Fair value losses (gains) on investment properties, net	219,728	(1,298,865)
Depreciation and amortization	1,598	1,320
Fair value (gains) losses on financial instruments, net	(11,383)	1,214
Loss on sale of investment properties	666	761
Amortization of issuance costs and modification losses relating to debentures and term loans	1,729	1,489
Amortization of deferred financing costs	582	1,033
Deferred income tax (recovery) expense	(71,045)	228,948
Early redemption premium	0	3,963
Other	(173)	(171)
Items not involving current cash flows	$ 135,088	$ (1,051,650)